Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Summary of Revenues From Music Related Services

	Six months ended June 30,
	2025	2026
Revenues from music related services	RMB’million	RMB’million
Membership services (note i)	8,718	9,360
Marketing and consumption services (note ii)	3,940	4,759

	12,658	14,119

Note i: As part of music related services, membership services primarily consist of membership fees paid for membership benefits and privileges, including access to music and audio content, and other benefits and privileges within music related services, majority of which were recognized over time.
Note ii: As part of music related services, marketing and consumption services primarily consist of advertising, offline performance related services and artist-related merchandise sales.